Write-Downs of Long-Lived Assets	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Write-Downs of Long-Lived Assets
25. Write-Downs of Long-Lived Assets
The Company and its subsidiaries perform tests for recoverability on long-lived assets classified as held and used for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.
As of March 31, 2023 and 2024, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	2023	2024
Investment in operating leases	¥13,104	¥43,775
Property under facility operations	10	8,405
Office facilities	55	82
Other assets	0	6,005
Other liabilities	0	68
The long-lived assets classified as held for sale as of March 31, 2023 are included in Corporate Financial Services and Maintenance Leasing segment, Real Estate segment, Environment and Energy segment, Aircraft and Ships segment and ORIX USA segment. The long-lived assets classified as held for sale as of March 31, 2024 are included in Corporate Financial Services and Maintenance Leasing segment, Real Estate segment, PE Investment and Concession segment and Aircraft and Ships segment.
The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, and others based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.
During fiscal 2022, 2023 and 2024, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥35,666 million, ¥2,297 million and ¥1,724 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

Fiscal Year ended March 31, 2022	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Commercial facilities other than office buildings	¥858	3	¥11	1
Condominiums	13	2	83	49
Others*	11,878	—	22,823	—

Total	¥12,749	—	¥22,917	—

Fiscal Year ended March 31, 2023	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥0	—	¥1,535	2
Commercial facilities other than office buildings	0	—	51	2
Condominiums	2	1	15	19
Others*	241	—	453	—

Total	¥243	—	¥2,054	—

Fiscal Year ended March 31, 2024	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥0	—	¥641	2
Commercial facilities other than office buildings	0	—	547	4
Condominiums	0	1	30	22
Others*	134	—	372	—

Total	¥134	—	¥1,590	—

*
For the “Others”, the numbers of properties are omitted. Write-downs of long-lived assets for fiscal 2022 include write-downs of ¥31,205 million of property under facility operations and others held by subsidiaries, of which ¥19,564 million related to write-downs of two coal-biomass co-fired power plants, and ¥2,331 million of two aircraft.

Breakdowns of these amounts by segment are provided in Note 32 “Segment Information.”